Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Evaluated oil and natural gas properties (1)	$1,029,827	$853,943	$436,158
Unevaluated oil and natural gas properties	—	—	17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)

Total	$853,279	$725,955	$345,568

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Property acquisition costs, proved	$128,052	$318,714	$119,511
Exploration and extension well costs	—	16,599	7,123
Development (1)	47,799	45,911	12,577

Total	$175,851	$381,224	$139,211

(1)	Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Partnership’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

NSAI was engaged to prepare portions of our reserves estimates comprising approximately 98% of our estimated proved reserves (by volume) at December 31, 2012. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2012	2011	2010
Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.78	$76.00
NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.26	$76.95
Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)	The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2012, 2011 and 2010, respectively:

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	16,590	447,275	12,992	624,760
Extensions and discoveries	2,811	12,829	841	34,741
Purchase of minerals in place	2,594	104,461	7,095	162,595
Production	(820)	(23,144)	(703)	(32,285)
Sales of minerals in place	—	(7)	—	(7)
Revision of previous estimates	(177)	(57,342)	6,617	(18,688)

End of year	20,998	484,072	26,842	771,116

Proved developed reserves:
Beginning of year	12,873	326,922	8,558	455,500
End of year	13,566	297,993	14,467	466,192
Proved undeveloped reserves:
Beginning of year	3,717	120,353	4,434	169,260
End of year	7,432	186,079	12,375	304,924

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	11,548	173,126	628	246,180
Extensions and discoveries	222	26,680	1,483	36,916
Purchase of minerals in place	2,414	258,662	10,142	334,963
Production	(731)	(19,210)	(371)	(25,825)
Reserves retained by our predecessor	(23)	(3,198)	—	(3,335)
Revision of previous estimates	3,160	11,215	1,110	35,861

End of year	16,590	447,275	12,992	624,760

Proved developed reserves:
Beginning of year	9,774	145,479	385	206,433
End of year	12,873	326,922	8,558	455,500
Proved undeveloped reserves:
Beginning of year	1,774	27,647	243	39,747
End of year	3,717	120,353	4,434	169,260

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	8,040	71,648	—	119,888
Extensions and discoveries	58	7,602	212	9,225
Purchase of minerals in place	326	88,125	1	90,085
Production	(639)	(9,151)	(69)	(13,403)
Revision of previous estimates	3,763	14,902	484	40,385

End of year	11,548	173,126	628	246,180

Proved developed reserves:
Beginning of year	6,122	57,805	—	94,537
End of year	9,774	145,479	385	206,433
Proved undeveloped reserves:
Beginning of year	1,918	13,843	—	25,351
End of year	1,774	27,647	243	39,747

Noteworthy amounts included in the categories of proved reserve changes for the years 2012, 2011, and 2010 in the above tables include:

•	We acquired 162.6 Bcfe in multiple acquisitions, the largest being the Goodrich Acquisition of 148.9 Bcfe, during the year ended December 31, 2012.

•	Our predecessor and the previous owners together acquired 335.0 Bcfe in multiple acquisitions, the largest being the Carthage Properties of 277.7 Bcfe, during the year ended December 31, 2011.

•	Our predecessor and the previous owners acquired 90.1 Bcfe in multiple acquisitions, the largest being the Forest Oil properties of 47.0 Bcfe, during the year ended December 31, 2010.

See Note 3 for additional information on acquisitions.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Future cash inflows	$4,436,141	$4,109,530	$1,655,343
Future production costs	(1,601,965)	(1,412,093)	(689,224)
Future development costs	(465,998)	(307,245)	(139,979)
Future income tax expense (1)	—	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	2,368,178	2,385,772	820,677
10% annual discount for estimated timing of cash flows	(1,373,766)	(1,360,325)	(433,609)

Standardized measure of discounted future net cash flows	$994,412	$1,025,447	$387,068

(1)	We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2012:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Beginning of year	$1,025,447	$387,068	$176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)	—	—
Reserves retained by predecessor	—	(1,940)	—
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)

End of year	$994,412	$1,025,447	$387,068